CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Accounts receivable, net of allowance	$ 126,000	$ 126,000	$ 114,000
Inventory, net of reserves	$ 758,000	$ 758,000	$ 831,000
STOCKHOLDERS' DEFICIT:
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	3,000,000	3,000,000	3,000,000
Common stock, issued	13,297	13,138	3,319
Common stock, outstanding	13,297	13,138	3,319
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000
Series C Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	9	9	9
Preferred stock, liquidation preference	$ 286	$ 286	$ 286
Preferred stock, outstanding	286	286
Series D Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	6	6
Preferred stock, liquidation preference	$ 763	$ 763
Series E Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	5	5
Preferred stock, liquidation preference	$ 1,736	$ 1,736
Series F Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, liquidation preference	$ 1,421	$ 1,421
Series G Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	1,000	1,000
Preferred stock, liquidation preference	$ 62	$ 0
Preferred stock, issued	0	0
Preferred stock, outstanding	0	62,000
Series C-1 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, liquidation preference	$ 1,049	$ 1,049	$ 1,049
Preferred stock, issued	1	1	1
Preferred stock, outstanding	1	1	1
Series C-2 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000	5,000	5,000
Preferred stock, liquidation preference	$ 3,263	$ 3,263
Series F-2 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	5	5
Preferred stock, liquidation preference	$ 3,339	$ 3,339
Preferred stock, issued	3,237
Preferred stock, outstanding	3,237